Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

Common Stock Issuance

Subsequent to March 31, 2026, in connection with the renewal of a vendor contract, the Company issued 50,000 shares of its common stock with a fair value of $250,000.

Warrant Exercise

Subsequent to March 31, 2026, the Company issued 15,000 shares of Common Stock, $0.0001 par value, for a cash A Warrant exercise. The price at issuance was $4.40 per share in accordance with the terms of the A Warrant.

Option Modification

On April 6, 2026, the Company’s Board of Directors approved a modification to certain stock options related to the 2025 Consultant Grant, converting performance-based vesting conditions to service-based vesting over 48 months. The Company will account for the modification in accordance with the guidance promulgated under ASC 718, Compensation – Stock Compensation. Any incremental compensation costs will be calculated as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification and will be recognized over the remaining vesting period.

13. SUBSEQUENT EVENTS

Follow-on Offering

Subsequent to December 31, 2025, the Company completed a secondary closing under its Follow-on Offering (the “February 2026 Closing”), issuing 59,400 shares of common stock at $5.00 per share for aggregate proceeds of $297,000. As of the date of the February 2026 Closing, the Company recorded proceeds of $261,360, net of costs of the transaction of $35,640 that had been incurred as of that date. Additionally, on February 27, 2026, the Company and the placement agent agreed to extend the offering period through April 30, 2026.

The February 2026 Closing triggered the anti-dilution provision for the B Warrants (see Note 3) and accordingly, the number of B Warrants increased to a total of 703,584 with an exercise price of $6.568 per share.

Subsequent to December 31, 2025, the Company completed a third closing under its Follow-on Offering (the “March 2026 Closing”), issuing 71,000 shares of common stock at $5.00 per share for aggregate proceeds of $355,000. As of the date of the March 2026 Closing, the Company recorded proceeds of $269,584, net of costs of the transaction of $85,416 that had been incurred as of that date.

The March 2026 Closing triggered the anti-dilution provision for the B Warrants (see Note 3) and accordingly, the number of B Warrants increased to a total of 703,796 with an exercise price of $6.568 per share.

A Warrant Expiration Date

Subsequent to December 31, 2025, the Company had not yet been approved for its ticker symbol allowing it to register and trade on the OTC market. As such, in accordance with the terms of the A Warrant (see Note 3), the expiration date of these warrants was extended by six months from March 31, 2026 until September 30, 2026.

Option Grants and Modifications

Subsequent to December 31, 2025, the Company’s Board of Directors approved a modification to certain stock options granted to a consultant in 2025, converting performance-based vesting conditions to service-based vesting over 48 months. In addition, the Company’s Board of Directors approved an option grant to a new consultant that was engaged in March 2026 for 50,000 shares at $5.00 per share.